Taxation - Income tax uncertainties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unrecognized tax benefits, rollforward
January 1	$ 10,273	$ 5,689	$ 8,743
Changes in tax positions taken during a prior period - increase		3,870
Changes in tax positions taken during a prior period - decrease	(199)		(4,229)
Tax positions taken during the current period - increase	0	0	1,379
Impact of change in foreign currency exchange rates - Increase		714
Impact of change in foreign currency exchange rates - Decrease	(798)		(204)
December 31	9,276	10,273	5,689
Unrecognized tax benefits impacting effective tax rate	$ 0	$ 0	$ 0